Nature of Business and Basis of Presentation - Additional Information (FY) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 22, 2020 $ / shares shares	Dec. 14, 2020 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Feb. 28, 2022
Nature of Business [Line Items]
Workforce reduced												60.00%
Merger Agreement Exchange Ratio	0.2108
Accumulated deficit				$ (205,539)			$ (156,492)	$ (205,539)		$ (187,313)	$ (147,810)
Net loss				$ (4,845)	$ (13,381)	$ (10,454)	$ (8,682)	$ (18,226)	$ (19,136)	$ (39,503)	$ (57,487)
Common stock price per share | $ / shares				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Proceeds from private placement of common stock, net of issuance costs											$ 33,597
Public Float, Increased				$ 75,000				$ 75,000		$ 75,000
Private Placement [Member]
Nature of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		1,460,861
Common stock price per share | $ / shares		$ 23.00
Sale Of Stock Transaction Date										Dec. 22, 2020
Proceeds From Issuance Of Private Placement		$ 31,600
At The Market Offering [Member] | Prior Sales Agreement With Jefferies Llc [Member]
Nature of Business [Line Items]
Common Stock Shares Subscriptions			$ 60,000
Sale Of Stock Number Of Shares Issued In Transaction | shares								216,332		112,833
Sale Of Stock Consideration Received On Transaction										$ 1,500
Sale Of Stock Consideration Received On Transaction, net								$ 400		1,400
At The Market Offering [Member] | New Sales Agreement With Jefferies Llc [Member]
Nature of Business [Line Items]
Common Stock Shares Subscriptions				$ 59,600				$ 59,600		$ 60,000
Percentage of Commission on gross proceeds of common stock sold			3.00%
PTI Common Stock [Member]
Nature of Business [Line Items]
Stockholders equity reverse stock split conversion ratio	1-for-20 reverse stock split of its common stock (the “Reverse Stock Split”)
Stock Issued During Period, Shares, Conversion of Units | shares	6,024,433
Yumanity Common Stock [Member]
Nature of Business [Line Items]
Common stock price per share | $ / shares	$ 0.01
Common Stock [Member]
Nature of Business [Line Items]
Proceeds from private placement of common stock, net of issuance costs		$ 33,600
Common Stock [Member] | Private Placement [Member]
Nature of Business [Line Items]
Common stock price per share | $ / shares	$ 0.001